Investment Strategy - Thrivent Small-Mid Cap Equity ETF	Sep. 30, 2024
Prospectus [Line Items]
Strategy [Heading]	Principal Strategies
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of small and mid-sized companies that are listed or traded on a national securities exchange.Under normal market conditions, the Fund invests primarily in companies that have market capitalizations within the range of those companies included in widely known small- and mid-cap indices, such as the Russell 2500™ Index, S&P MidCap 400® Index, S&P SmallCap 600® Index, or the small- to mid-sized company market capitalization classifications published by Morningstar. The Fund defines small- to mid-cap companies as those with market capitalizations at or below the market capitalization of the largest company represented in either or both of the Russell 2500 Index (approximately $54.5 billion as of November 30, 2024) or the S&P MidCap 400 Index (approximately $23.8 billion as of November 29, 2024). Should Thrivent Asset Management, LLC (“Thrivent Asset Mgt.” or the “Adviser”) change reference groups used for purposes of this 80% threshold, you will be notified at least 60 days prior to the change. The Fund will seek to invest in issuers that the Adviser believes have sustainable long-term business models for the benefit of its stakeholders while driving financial success and risk management. The Adviser uses fundamental and other investment research techniques to look for small- to mid-sized companies that, in its opinion, have strong growth prospects, are in an industry with a positive economic outlook, have high-quality management, and/or have a strong financial position. In making an assessment of the sustainability of a company’s long-term business, the Adviser may rely on, among other things, information provided by third-party vendors or the relevant companies, as well as various indicators, scores and other metrics provided by third-party data sources or the Adviser’s own analysis. This may include more traditional assessments such as profitability, financial stability, and sales trends. The Adviser may also review factors such as the quality of a company’s board of directors or executive leadership team, employee culture, or compensation practices, in each case as compared against industry standards, in making this determination. The Adviser may utilize different third-party vendors at different times and certain factors may be given more or less weight than others. Lower-rated indicators, scores and other metrics in any particular area will not necessarily exclude a company as an eligible investment. The Fund is an actively managed exchange traded fund (“ETF”) and does not seek to replicate the performance of a specified index.